Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended	10 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Nov. 15, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2012 Proved properties	Nov. 15, 2011 Proved properties Predecessor	Dec. 31, 2010 Proved properties Predecessor	Dec. 31, 2012 Unproved properties	Dec. 31, 2011 Unproved properties	Dec. 31, 2010 Unproved properties Predecessor	Dec. 31, 2012 Other property and equipment Minimum	Dec. 31, 2012 Other property and equipment Maximum
Oil and natural gas and other properties
Non-cash impairment charges	$ 3,544,000	$ 16,765,000	$ 11,712,000	$ 3,100,000	$ 16,800,000	$ 10,900,000	$ 400,000		$ 800,000
Unproved leasehold acquisitions costs not subject to depletion							1,300,000	1,700,000
Properties reclassified from unproved to proved		$ 300,000
Property and equipment, useful life										3 years	5 years